STOCK BASED COMPENSATION (Details Textual) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	May 18, 2016
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 34,756	$ 34,756
Employee Service Share-based Compensation, Nonvested Awards, Expiration Period		2021
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 735	$ 735
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	10,000	10,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.175
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The options vest at a rate of 50,000 on each anniversary date of the respective grants.
Stock Incentive Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			2,000,000